Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Property, plant and equipment
10.	Property, plant and equipment

(a)	The composition and movement in this caption as of the date of the consolidated statement of financial position is presented below:

	Mining concessions (b)	Mine development costs (b)	Land	Buildings and other construction	Machinery, equipment and related spare parts	Furniture and accessories	Transportation units	Computer equipment and tools	Quarry rehabilitation costs	Capitalized interests	Work in progress and units in transit	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost

As of January 1, 2020	76,135	51,705	251,655	684,338	1,667,042	32,839	123,568	50,951	1,515	64,904	47,449	3,052,101
Additions	19	2,316	-	535	8,298	197	282	1,166	7,775	-	30,644	51,232
Disposals	(261)	(5)	-	(307)	(7,803)	(54)	(12,502)	(3)	-	-	(144)	(21,079)
Transfers, note 11	-	(41)	535	5,976	26,608	141	1,761	531	-	-	(40,218)	(4,707)
As of December 31, 2020	75,893	53,975	252,190	690,542	1,694,145	33,123	113,109	52,645	9,290	64,904	37,731	3,077,547

Additions	21	3,435	4,254	(98)	16,160	191	7,523	3,731	(260)	103	53,120	88,180
Disposals	-	-	-	(7)	(33,176)	(22,786)	(10,583)	(23,105)	-	-	(136)	(89,793)
Transfers, note 11	-	592	108	2,648	20,526	178	3,302	1,157	-	-	(28,575)	(64)
As of December 31, 2021	75,914	58,002	256,552	693,085	1,697,655	10,706	113,351	34,428	9,030	65,007	62,140	3,075,870
Accumulated depreciation
As of January 1, 2020	12,184	10,071	-	121,196	556,147	29,380	83,227	38,812	99	5,978	-	857,094
Additions	72	196	-	18,693	95,325	723	8,357	3,537	1,517	1,521	-	129,941
Disposals	-	-	-	(32)	(7,282)	(54)	(10,952)	(1)	-	-	-	(18,321)
As of December 31, 2020	12,256	10,267		139,857	644,190	30,049	80,632	42,348	1,616	7,499	-	968,714

Additions	72	217	-	18,605	93,581	589	7,350	3,198	766	1,522	-	125,900
Disposals	-	-	-	(7)	(32,317)	(22,767)	(9,819)	(23,090)	-	-	-	(88,000)
As of December 31, 2021	12,328	10,484	-	158,455	705,454	7,871	78,163	22,456	2,382	9,021	-	1,006,614

Impairment (b)
As of December 31, 2020	42,859	24,048	-	13,578	12,424	201	26	454	-	-	735	94,325
As of December 31, 2021	42,859	24,048	-	13,578	12,424	201	26	454	-	-	735	94,325

Net book value
As of December 31, 2020	20,778	19,660	252,190	537,107	1,037,531	2,873	32,451	9,843	7,674	57,405	36,996	2,014,508
As of December 31, 2021	20,727	23,470	256,552	521,052	979,777	2,634	35,162	11,518	6,648	55,986	61,405	1,974,931

(b)	Mining concessions mainly include net acquisition costs of S/15,488,000 related to coal concessions acquired through a purchase option executed from 2011 to 2013. The caption also includes some concessions acquired by the Group for exploration activities related to the cement business.

In previous years’ Management recognized a full impairment related to the total net book value of a closed zinc mining unit which included concession costs, development costs and related facilities and equipment. From this impairment estimate, S/42,859,000 corresponds to concession costs. According to the Management´s expectation the recovery amount of this zinc mining unit is zero.

(c)	The Group has assessed the recoverable amount of its remaining long-term assets and did not find indicators of an impairment for these assets as of December 31, 2021 and 2020.

(d)	Work in progress included in property, plant and equipment as of December 31, 2021 and 2020 is mainly related to complementary facilities of the cement plants.

(e)	As of December 31, 2021, the Group maintains accounts payable related to the acquisition of property, plant and equipment for S/7,615,000 (S/4,830,000 as of December 31, 2020), see note 14.